Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Variable Interest Entities
9.	Variable Interest Entities

In the ordinary course of business, we enter into land option agreements in order to procure land and residential lots for future development and the construction of homes. The use of such land option agreements generally allows us to reduce the risks associated with direct land ownership and development, and reduces our capital and financial commitments. Pursuant to these land option agreements, we generally provide a deposit to the seller as consideration for the right to purchase land at different times in the future, usually at predetermined prices. Such deposits are recorded as land purchase and land option deposits under real estate inventories not owned in the accompanying consolidated balance sheets.

We analyze each of our land option agreements and other similar contracts under the provisions of ASC 810 to determine whether the land seller is a VIE and, if so, whether we are the primary beneficiary. Although we do not have legal title to the underlying land, if we are determined to be the primary beneficiary of the VIE, we will consolidate the VIE in our financial statements and reflect its assets as real estate inventory not owned included in our real estate inventories, its liabilities as debt (nonrecourse) held by VIEs in accrued expenses and other liabilities and the net equity of the VIE owners as noncontrolling interests on our consolidated balance sheets. In determining whether we are the primary beneficiary, we consider, among other things, whether we have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Such activities would include, among other things, determining or limiting the scope or purpose of the VIE, selling or transferring property owned or controlled by the VIE, or arranging financing for the VIE.

Creditors of the entities with which we have land option agreements have no recourse against us. The maximum exposure to loss under our land option agreements is limited to non-refundable option deposits and any capitalized pre-acquisition costs. In some cases, we have also contracted to complete development work at a fixed cost on behalf of the land owner and budget shortfalls and savings will be borne by us.

The following provides a summary of our interests in land option agreements (in thousands):

	December 31, 2014			December 31, 2013
		Remaining	Consolidated		Remaining	Consolidated
		Purchase	Inventory		Purchase	Inventory
	Deposits	Price	Held by VIEs	Deposits	Price	Held by VIEs
Consolidated VIEs	$8,071	$43,432	$34,070	$6,979	$34,724	$39,680
Unconsolidated VIEs	13,309	129,637	N/A	7,102	75,171	N/A
Other land option agreements	30,846	284,819	N/A	31,686	321,240	N/A
Total	$52,226	$457,888	$34,070	$45,767	$431,135	$39,680

Unconsolidated VIEs represent land option agreements that were not consolidated because we were not the primary beneficiary. Other land option agreements were not considered VIEs. Included in other land option agreements as of December 31, 2013, was a $1.0 million deposit with a remaining purchase price of $105.2 million related to a large master planned community north of Las Vegas, Nevada (“Coyote Springs”) which was excluded from the Merger.

In addition to the deposits presented in the table above, our exposure to loss related to our land option contracts consisted of capitalized pre-acquisition costs of $5.3 million and $4.8 million as of December 31, 2014 and 2013, respectively. These pre-acquisition costs were included in real estate inventories as land under development on our consolidated balance sheets.